Commitments and Contingencies	9 Months Ended
Sep. 30, 2019
Commitments And Contingencies Disclosure [Abstract]
Commitments and Contingencies
15.	Commitments and Contingencies

(a)	Purchase commitments

As of September 30, 2019, the Group's commitments related to purchase of property and equipment contracted but not yet reflected in the unaudited condensed consolidated financial statement was $1,026,481 which is expected to be incurred within one year.

(b)	Contingencies

The Group is a party to or assignee of license and collaboration agreements that may require it to make future payments relating to milestone fees and royalties on future sales of licensed products (Note 14).